Leases - Narrative (FY) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2025 USD ($) MW	Aug. 31, 2024 MW
Lessee, Lease, Description [Line Items]
Interest expense	$ 8,709	$ 868	$ 903
Lease not yet commenced term	17 years
Electrical power access | MW				135	50
Data Center
Lessee, Lease, Description [Line Items]
Renewal term	10 years			10 years
Equipment
Lessee, Lease, Description [Line Items]
Renewal term	2 years
Data Center And Office Buildings
Lessee, Lease, Description [Line Items]
Lease not yet commenced, liability	$ 15,000,000			$ 34,000,000
Various Data Centers
Lessee, Lease, Description [Line Items]
Lease not yet commenced, liability	$ 1,100,000			$ 900,000
Lease not yet commenced term				13 years
Minimum | Office Building
Lessee, Lease, Description [Line Items]
Term of contract	4 years			3 years
Minimum | Data Center
Lessee, Lease, Description [Line Items]
Term of contract	3 years			5 years
Minimum | Data Center And Office Buildings
Lessee, Lease, Description [Line Items]
Lease not yet commenced term	5 years			4 years
Maximum | Office Building
Lessee, Lease, Description [Line Items]
Term of contract	10 years			10 years
Maximum | Data Center
Lessee, Lease, Description [Line Items]
Term of contract	15 years			15 years
Maximum | Data Center And Office Buildings
Lessee, Lease, Description [Line Items]
Lease not yet commenced term	16 years			16 years